Derivative Financial Instruments - Summary of Fair Value of Financial Assets and Financial Liabilities (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in fair value if mid prices used	₺ (15,892)	₺ (416,897)
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets carried at fair value	0
Financial liabilities carried at fair value	₺ 0
Level 2 | FX swap, currency, interest swap and option contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation Techniques	Present value of the estimated future cash flows based on observable yield curves and end period FX rates
Level 2 | Currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Valuation Techniques	Forward exchange rates at the balance sheet date
Level 3 | Participating cross currency swap contracts [member]
Disclosure of detailed information about financial instruments [line items]
Valuation Techniques	Pricing models based on discounted cash present value of the estimated future cash flows based on unobservable yield curves and end period FX rates